6 Bonds and Securities	12 Months Ended
Dec. 31, 2020
Bonds And Securities [Abstract]
Bonds and Securities
6	Bonds and Securities

The Company hold securities that yield variable interest rates. The term of these securities ranges from 4 to 51 months from the end of the reporting period.

Category	Index	12.31.2020	12.31.2019
Quotas in Funds (a)	CDI	237,141	225,804
Bank Deposit Certificates - CDB	90% to 101% of CDI	62,638	50,216
Financial Treasury Bonds - LFT	Selic	751	733
Committed Operation	96.5% of CDI	-	3,632
National Treasury Bills- LTN	CDI	-	1,696
		300,530	282,081
	Current	1,465	3,112
	Noncurrent	299,065	278,969
Interbank Deposit Certificate - CDI
Interest rate equivalent to the reference rate of the Special System for Settlement and Custody - Selic
(a) These are fixed income funds in the Parent Company and reserve accounts intended to comply with contracts with BNDES, in other companies.